Income taxes	12 Months Ended
Dec. 31, 2015
Income taxes [Abstract]
Income taxes

15. Income taxes

(a) Corporate income tax (“CIT”)

Under the current law of the Cayman Islands,, the Company is not subject to income tax.

The Company's PRC subsidiaries are subject to income tax at the statutory rate of 25% in accordance to the PRC Corporate Income Tax Laws and regulations. Further, under the same tax guidance, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

The Company's HK subsidiaries are subject to income tax at the statutory rate of 16.5% in accordance to the HK Corporate Income Tax Laws and regulations. For the years ended December 31, 2013, 2014 and 2015, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, the Company's HK subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. .

The Company's US subsidiaries are subject to income tax at the statutory rate of 42% in accordance to the US Corporate Income Tax Laws and regulations.

The Company's Malaysian subsidiaries are subject to income tax at the statutory rate of 25% in accordance to the Malaysia Corporate Income Tax Laws and regulations.

            There is no provision for income taxes for the Company's US and Malaysian subsidiaries because these subsidiaries were in a cumulative loss positions for all the periods presented.

Income before income tax expenses consists of:

	Year ended December 31,
	2013	2014	2015
	US$	US$	US$
PRC	246,985,362	112,781,760	154,833,605
Non PRC	(36,969,248)	(33,727,777)	(35,840,702)

Total	210,016,114	79,053,983	118,992,903

Income tax expenses for the years ended December 31, 2013, 2014 and 2015 are summarized as follows:

	Year ended December 31,
	2013	2014	2015
	US$	US$	US$
Current:
CIT tax expense	68,625,597	20,791,855	48,523,618
Land Appreciation Tax (“LAT”) expense	36,727,785	(3,771,248)	23,223,407
Deferred tax (benefit)/expense	(21,693,532)	13,537,011	(19,235,707)

Income tax expense	83,659,850	30,557,618	52,511,318

The Group's income tax expense differs from the tax expense computed by applying the statutory CIT rate of 25% for the years ended December 31, 2013, 2014 and 2015, are as follows:

	Year ended December 31,
	2013	2014	2015
	US$	US$	US$
CIT at rate of 25%	52,504,028	19,763,496	29,748,226
Tax effect of non-deductible expenses	3,490,593	6,535,308	2,028,153
Unrecognized tax benefits	5,465,293	(8,628,537)	(6,354,200)
LAT expense	36,727,785	(3,771,248)	23,223,407
CIT benefit of LAT	(9,171,919)	942,812	(5,805,852)
Changes in valuation allowance	-	-	4,274,501
International rate difference	9,089,244	10,681,232	6,075,360
Income tax on undistributed earnings of PRC subsidiaries	3,500,000	440,464	3,675,156
Adjustment of estimated income tax accruals	(18,059,102)	3,953,417	(4,412,050)
Others	113,928	640,674	58,617
Actual income tax expense	83,659,850	30,557,618	52,511,318

Income tax on undistributed earnings of PRC subsidiaries represents accrued withholding tax related to the portion of the Group's retained earnings that were not considered permanently reinvested.

(b) Unrecognized tax benefit

The following table summarizes the activities related to the Group's unrecognized tax benefits:

	2013	2014	2015
	US$	US$	US$
Balance at January 1	8,842,239	16,313,513	14,005,004
Additions for tax positions of current year	16,313,513	6,400,006	11,592,738
Movement in current year due to foreign exchange rate fluctuation	-	(79,978)	(313,640)
Reductions for tax positions of prior years	-	(4,125,703)	(3,669,272)
Lapse of stature of limitations	(8,842,239)	(4,502,834)	(3,772,547)

Balance at December 31	16,313,513	14,005,004	17,842,283

The movement in the liability for unrecognized tax benefits of US$16,313,513 in 2013 was mainly due to Henan Xinyuan with the application of the deemed profit method by the local tax authority of Zhengzhou city related to the Zhengzhou Modern City project upon completion of the development project. The Group believes that the possibility exists for reinterpretation of the application of the tax regulations by higher tax authorities in the PRC, potentially overturning the decision made by the local tax authority to apply the deemed profit method. Because of the uncertainty surrounding whether the application of the deemed profit method for Zhengzhou Modern City project will be re-evaluated and the taxes adjusted, the difference between the taxes due based on taxable income calculated according to statutory taxable income method and the taxes due based on the deemed profit method has been recorded as an additional receivable or payable and has been included in unrecognized tax benefits. The remaining change of US$8,842,239 was recognized as a reduction of unrecognized tax benefits due to the expiration of the statute of limitations period for Henan Xinyuan.

The movement in the liability for unrecognized tax benefits of US$6,400,006 in 2014 was partly due to Henan Xinyuan with the application of the deemed profit method by the local tax authority of Zhengzhou city related to the Zhengzhou Modern City project upon completion of the development project. The Group believes that the possibility exists for reinterpretation of the application of the tax regulations by higher tax authorities in the PRC, potentially overturning the decision made by the local tax authority to apply the deemed profit method. Because of the uncertainty surrounding whether the application of the deemed profit method for Zhengzhou Modern City project will be re-evaluated and the taxes adjusted, the difference between the taxes due based on taxable income calculated according to statutory taxable income method and the taxes due based on the deemed profit method has been recorded as an additional receivable or payable and has been included in unrecognized tax benefits. The remaining balance of the current year movement in the liability for unrecognized tax benefits were mainly due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax benefits of US$79,978 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$4,502,834 was recognized as a reduction of unrecognized tax benefits due to the expiration of the statute of limitations period, and the amount of US$4,125,703 was recognized due to the receipt of the official tax invoice in 2014.

The current year movement in the liability for unrecognized tax benefits of US$11,592,738 in 2015 was due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax benefits of US$313,640 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$3,772,547 was recognized as a reduction of unrecognized tax benefits mainly due to the expiration of the statute of limitations period, and the amount of US$3,669,272 was recognized due to the availability for taxation deductions in 2015.

As of December 31, 2014 and 2015, unrecognized tax benefits of US$8,582,351 and US$1,993,721, respectively, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2015. It is possible that the amount of uncertain tax positions will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time.

The PRC income tax returns for fiscal year 2012 through fiscal year 2015 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the PRC subsidiaries to audits of tax years outside the general statute of limitations.

It is the Group's continuing practice to recognize interest and penalties related to uncertain tax positions in interest expenses and other expenses, respectively. For the years ended December 31, 2013, 2014 and 2015, no interests and penalties have been recognized under ASC 740-10 as management believes that there will be no interest and penalties charged relating to a re-evaluation of a tax levy method.

(c) LAT

Since January 1, 1994, LAT has been applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws. However, prior to September 2004, the local tax authority in Zhengzhou city did not impose the regulation on real estate companies in its area of administration. Since September 2004, the local tax authority has levied the LAT at the rate of 0.8% or 1.0% against total cash receipts from sales of real estate properties, rather than according to the progressive rates. In early 2007, the national PRC tax authorities clarified the regulations to require the full payment of LAT in accordance with the progressive rates.

For the years ended December 31, 2013, 2014 and 2015, the Group has made provision for LAT with respect to properties sold up to December 31, 2015 in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

In prior years, the Company has settled the LAT for three of its projects based on the deemed profit method, which was approved by the local tax bureau. Out of the three projects, one project was liquidated on April 6, 2012 and the statute of limitations of another project expired as of December 31, 2013. The statute of limitations of the remaining project expired on April 27, 2014. Based on the above, there is no longer a contingency related to the LAT of the three projects settled in the prior years as of December 31, 2014 and 2015.

(d) Deferred tax

The tax effects of temporary differences that give rise to the Group's net current deferred tax assets and liabilities as of December 31, 2014 and 2015 are as follows:

	December 31, 2014	December 31, 2015
	US$	US$
Current deferred tax assets:
Tax loss carried forward	4,947,176	9,858,503
Accruals and provisions	5,554,948	6,269,775
Deemed interest income	3,276,136	14,868,874
Unrealized profit at consolidation	-	2,946,297
Allowance for deferred tax assets	-	(4,274,501)

Total current deferred tax assets	13,778,260	29,668,948

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(31,868,998)	(38,623,934)
Real estate properties accelerated cost deduction	(1,360,518)	(1,282,034)
Taxable temporary differences arising from business combinations and asset acquisitions	(71,705,371)	(47,409,723)
Others	(45,532)	(45,532)

Total current deferred tax liabilities	(104,980,419)	(87,361,223)

Net current deferred tax liabilities	(91,202,159)	(57,692,275)

The tax effects of temporary differences that give rise to the Group's net long-term deferred tax assets and liabilities as of December 31, 2014 and 2015 are as follows:

	December 31, 2014	December 31, 2015
	US$	US$
Long-term deferred tax assets:
Tax loss carried forward	2,727,890	5,553,093
Revenue recognition of real estate lease income on a straight-line basis	8,767,201	8,955,776
Others	2,146,517	979,688

Total long-term deferred tax assets	13,641,608	15,488,557

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(9,825,083)	(13,500,239)

Total long-term deferred tax liabilities	(9,825,083)	(13,500,239)

Net long-term deferred tax assets	3,816,525	1,988,318

Certain of the Company's PRC subsidiaries have PRC tax net operating loss carry forwards of US$39.4 million (2014: US$19.8 million) which will expire in one to five years, if unutilized. Losses incurred in the U.S. amounting to US$9.0 million (2014: US$5.9 million) will expire in 20 years.

During 2014 and 2015, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$98.3 million and US$332.9 million (including US$197.9 million that may be remitted on a tax-free basis that is within the parent company's control and presently available) of its PRC subsidiaries earnings as at December 31, 2014 and 2015, respectively. Accordingly, the Company accrued deferred income tax liabilities of US$9.83 million and US$13.5 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2014 and 2015, respectively. As of  December 2014 and 2015, the total amount of undistributed earnings from the Company's PRC subsidiaries that are considered to be permanently reinvested were US$ 683.7 million and US$ 509.1 million and the related unrecognized deferred tax liabilities were approximately US$68.4 million and US$50.9 million, respectively.

For each PRC subsidiary, deferred tax assets have been netted against deferred tax liabilities by current classification, as the reversal of the underlying temporary differences is expected to occur in the same future periods.

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Accordingly, the Group recorded valuation allowance amounting nil and US$4,274,501 as of December 31, 2014 and 2015, respectively.